11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning	$ (5,486)	$ (5,372)
Amortization for the year	(273)	(114)
Intangible assets amortization, ending	(5,759)	(5,486)
Concession agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning	(5,416)
Amortization for the year	(259)
Intangible assets amortization, ending	(5,675)	(5,416)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning	0
Amortization for the year	0
Intangible assets amortization, ending	0	0
Intangibles identified in acquisitions of companies
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning	(70)
Amortization for the year	(14)
Intangible assets amortization, ending	$ (84)	$ (70)